Provision (Benefit) for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Current:
U.S. Federal	$ 75,200	$ 77,374	$ 46,846
State and local	6,230	4,876	5,660
Foreign	35,179	45,173	59,425
Total Current	116,609	127,423	111,931
Deferred:
U.S. Federal	17,625	97,112	16,747
State and local	1,907	1,494	1,292
Foreign	(10,133)	(1,104)	(11,467)
Total Deferred	9,399	97,502	6,572
Provision for Income Taxes	$ 126,008	$ 224,925	$ 118,503